Long-Term Bank Loans (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CNY (¥)
Long-Term Bank Loans [Line Items]
Interest expense	$ 148,860	$ 90,044
LRC Bank [Member]
Long-Term Bank Loans [Line Items]
Borrowing amount			$ 2,077,476	¥ 15
Working capital term			2 years	2 years
Maturity date			Nov. 14, 2025	Nov. 14, 2025
Fixed interest rate			3.95%	3.95%